Significant accounting estimates and assumptions - Impact on expected credit losses and loan principal and interest payments due to covid 19 (Details)	12 Months Ended
Dec. 31, 2021
Woori Card Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As of December 31, 2021, financial assets at amortized cost of obligors subject to loan deferment and interest deferment amount to 7,217 million Won, and the cumulative expected credit loss allowance has increased for 170 million Won.
Woori Financial Capital Co., Ltd.
Description of impact of deferred loan principal and interest due to covid-19 [Line Items]
Description of impact of deferred loan principal and interest due to covid-19	As a result, as of December 31, 2021, financial assets at amortized cost of obligors subject to loan deferment and interest deferment amount to 103,974 million Won and cumulative expected credit loss allowance has increased for 15,916 million Won.